Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2021
Parent Company [Abstract]
Summary of Parent Company Balance Sheet

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	68,012	69,393	10,889
Short-term investments	217,448	1,029,472	161,547
Prepayments and other assets	266,280	53,618	8,414
Amounts due from subsidiaries	7,983,060	5,508,311	864,374

Total current assets	8,534,800	6,660,794	1,045,224

Non-current assets:
Investments in subsidiaries	—	5,328,424	836,146

Total non-current assets	—	5,328,424	836,146

Total assets	8,534,800	11,989,218	1,881,370

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	256,630	182,075	28,572
Income tax payable	2,524	3,307	519
Amounts due to subsidiaries	1,692	4,846	760
Amounts due to related parties	407	829	130

Total current liabilities	261,253	191,057	29,981

Other liabilities	33,558	1,194,212	187,398

Total non-current liabilities	33,558	1,194,212	187,398

Total liabilities	294,811	1,385,269	217,379

Commitments and contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.001 per share; 4,000,000,000 and 40,000,000,000 shares authorized, 3,546,124,955 and 3,805,284,810 shares issued, 3,339,618,633 and 3,646,381,840 shares outstanding as of December 31, 2020 and 2021, respectively)	22,801	24,782	3,889
Additional paid-in capital	14,149,984	18,245,801	2,863,164
Accumulated deficit	(5,864,356)	(7,458,752)	(1,170,441)
Accumulated other comprehensive loss	(68,440)	(207,882)	(32,621)

Total Kingsoft Cloud Holdings Limited shareholders’ equity	8,239,989	10,603,949	1,663,991

Total liabilities and shareholders’ equity	8,534,800	11,989,218	1,881,370

Summary of Parent Company Income Statement

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(6,734)	(27,052)	(40,913)	(6,420)

Total operating expenses	(6,734)	(27,052)	(40,913)	(6,420)

Operating loss
Interest income	52,829	10,199	15,224	2,389
Foreign exchange (loss) gain	(8,174)	30,931	10,198	1,601
Other (expenses) income, net	(300)	5,377	9,889	1,552
Share of losses of subsidiaries and the VIEs	(1,145,405)	(981,093)	(1,582,142)	(248,273)

Loss before income taxes	(1,107,784)	(961,638)	(1,587,744)	(249,151)
Income tax expense	(3,415)	(621)	(968)	(152)

Net loss	(1,111,199)	(962,259)	(1,588,712)	(249,303)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	64,598	(552,788)	(139,442)	(21,881)

Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,046,601)	(1,515,047)	(1,728,154)	(271,184)
Accretion to redemption value of redeemable convertible preferred shares	(49,725)	(19,768)	—	—

Comprehensive loss attributable to ordinary shareholders	(1,096,326)	(1,534,815)	(1,728,154)	(271,184)

Summary of Parent Company Cash Flow

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(2,538,479)	(6,203,310)	1,178,019	184,857
Net cash generated from (used in) investing activities	2,166,312	(218,674)	(1,179,393)	(185,072)
Net cash generated from (used in) financing activities	370,294	5,945,666	(815)	(128)
Effect of exchange rate changes on cash and cash equivalents	10,921	3,969	3,570	559

Net increase (decrease) in cash and cash equivalents	9,048	(472,349)	1,381	216
Cash and cash equivalents at beginning of the year	531,313	540,361	68,012	10,673

Cash and cash equivalents at end of the year	540,361	68,012	69,393	10,889